Form N-1A Supplement	Oct. 16, 2026
Emerging Markets AI MAG 3 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, dated October 7, 2026,

and to the Prospectus, dated August 23, 2026

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus: